Pioneer Variable Contracts Trust
Pioneer Bond

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2023

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 104.8%
	Senior Secured Floating Rate Loan Interests — 0.6% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
44,550	LSF11 A5 HoldCo LLC, Term Loan, 8.422% (Term SOFR + 350 bps), 10/15/28	$ 43,247
142,463	Mativ Holdings, Inc., Term B Loan, 8.625% (Term SOFR + 375 bps), 4/20/28	138,545
	Total Chemicals-Diversified	$181,792
	Electronic Composition — 0.0%†
49,127	Energy Acquisition LP, First Lien Initial Term Loan, 9.09% (LIBOR + 425 bps), 6/26/25	$ 45,074
	Total Electronic Composition	$45,074
	Enterprise Software & Services — 0.0%†
16,685	Verint Systems, Inc., Refinancing Term Loan, 6.662% (LIBOR + 200 bps), 6/28/24	$ 16,623
	Total Enterprise Software & Services	$16,623
	Finance-Leasing Company — 0.1%
61,291	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.261% (LIBOR + 150 bps), 2/12/27	$ 60,954
	Total Finance-Leasing Company	$60,954
	Medical-Wholesale Drug Distribution — 0.1%
68,133	Owens & Minor, Inc., Term B-1 Loan, 8.715% (Term SOFR + 375 bps), 3/29/29	$ 67,878
	Total Medical-Wholesale Drug Distribution	$67,878
	Metal Processors & Fabrication — 0.1%
113,275	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 8.701% (Term SOFR + 400 bps), 10/12/28	$ 107,045
	Total Metal Processors & Fabrication	$107,045
	Physical Practice Management — 0.0%†
83,961	Team Health Holdings, Inc., Extended Term Loan, 10.057% (Term SOFR + 525 bps), 3/2/27	$ 58,633
	Total Physical Practice Management	$58,633
	Rental Auto & Equipment — 0.0%†
34,563	PECF USS Intermediate Holding III Corp., Initial Term Loan, 9.09% (LIBOR + 425 bps), 12/15/28	$ 29,248
	Total Rental Auto & Equipment	$29,248
	Retail-Restaurants — 0.1%
149,033	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 6.59% (LIBOR + 175 bps), 11/19/26	$ 147,654
	Total Retail-Restaurants	$147,654
	Schools — 0.1%
105,104	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 8.909% (LIBOR + 375 bps), 2/21/25	$ 103,484
	Total Schools	$103,484
	Telephone-Integrated — 0.0%†
52,283	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 6.672% (Term SOFR + 175 bps), 3/1/27	$ 44,103
	Total Telephone-Integrated	$44,103
	Total Senior Secured Floating Rate Loan Interests (Cost $917,548)	$862,488

	Asset Backed Securities — 5.9% of Net Assets
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	$ 299,760
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.534% (1 Month USD LIBOR + 185 bps), 8/15/34 (144A)	230,363
395,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.858% (SOFR30A + 230 bps), 1/15/37 (144A)	365,880

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
350,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.277% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	$ 340,563
206,666	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	179,138
170,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.858% (SOFR30A + 230 bps), 2/15/37 (144A)	160,452
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.858% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	222,469
200,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	149,242
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	76,394
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	188,494
59,870	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	59,593
375,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	364,789
176,940	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	159,807
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	88,385
291,000	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	258,879
50,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	48,835
17,352(b)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	15,861
2,894	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	2,890
400,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	352,609
343,344	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52	314,050
322,137	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52	291,635
250,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	240,418
250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 7.739% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	224,212
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.528% (1 Month USD LIBOR + 180 bps), 9/17/36 (144A)	118,032
197,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	163,083
80,467	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	73,288
18,515	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	5,587
191,470	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	173,391
9,752	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	9,557
387,863	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	376,227
26,863	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	26,773
315,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 7.311% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	286,888
77,682	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	69,063
52,916	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	50,028
200,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	165,842
49,550	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	49,399
100,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	95,382
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.232% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	238,878
280,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	259,294
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	88,428
235,000(b)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	228,214
200,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	190,697
250,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 8.468% (3 Month USD LIBOR + 365 bps), 1/25/32 (144A)	225,432
144,115	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	131,145
350,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.508% (SOFR30A + 195 bps), 11/15/38 (144A)	332,275
100,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	97,690
180,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	150,546

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
59,799	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	$ 57,736
342,801	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	323,229
	Total Asset Backed Securities (Cost $9,357,137)	$8,620,822

	Collateralized Mortgage Obligations—10.1% of Net Assets
139,076(c)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$ 122,434
416,310(c)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A2, 2.50%, 6/25/51 (144A)	336,902
4,669(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 6.695% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	4,668
180,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 7.595% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	180,453
140,717(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 7.545% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	141,022
155,051(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 8.545% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	156,971
80,489(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 8.445% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	80,989
450,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	314,488
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	88,158
200,000(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	181,376
300,000(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	278,351
125,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	97,653
180,000(c)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	134,651
237,091(c)	CIM Trust, Series 2021-J1, Class B1, 2.658%, 3/25/51 (144A)	183,303
400,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	327,742
95,531(c)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.708%, 5/25/51 (144A)	73,507
34,235(a)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 7.295% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	34,278
4,294(a)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 6.995% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	4,294
19,596(a)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 6.945% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	19,656
32,295(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 6.845% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)	32,089
85,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.56% (SOFR30A + 300 bps), 1/25/42 (144A)	80,646
200,000(c)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	154,250
150,000(c)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	110,540
65,384(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 6.545% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	65,315
228,595(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 6.645% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	228,225
13,093	Federal Home Loan Mortgage Corp. REMICs, Series 2944, Class OH, 5.50%, 3/15/35	13,524
186,833(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.866% (1 Month USD LIBOR + 655 bps), 8/15/42	23,684
88,071(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	16,213
116,728(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	22,354
971	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	956
550,000	Federal National Mortgage Association REMICs, Series 2013-61, Class BY, 3.00%, 6/25/43	471,249
80,448(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	16,172
215,740(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B1, 9.945% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	228,704

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
263,625(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B1, 10.845% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	$ 284,690
80,323(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class M2, 7.36% (SOFR30A + 280 bps), 10/25/50 (144A)	81,244
135	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	134
743	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	735
450,376(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	76,954
402,496(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 0.000% (1 Month USD LIBOR + 335 bps), 1/20/50	9,942
165,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	115,924
85,049(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	78,090
333,766(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	262,593
68,968(a)	Home Re, Ltd., Series 2019-1, Class M1, 6.495% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,944
17,989(a)	Home Re, Ltd., Series 2020-1, Class M1C, 8.995% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	18,023
150,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 10.095% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	152,783
130,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	116,445
100,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	86,194
166,363(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.226%, 7/25/51 (144A)	134,947
458,412(c)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	370,974
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	58,682
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	60,222
424,680	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	394,952
237,165(c)	JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 4.483%, 10/25/49 (144A)	215,899
145,321(c)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.166%, 2/25/52 (144A)	115,100
130,965(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.143%, 4/25/52 (144A)	103,201
463,660(c)	JP Morgan Mortgage Trust, Series 2021-7, Class A3, 2.50%, 11/25/51 (144A)	374,061
105,179(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.983%, 10/25/51 (144A)	82,247
191,235(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B2, 2.983%, 10/25/51 (144A)	141,945
430,158(c)	JP Morgan Mortgage Trust, Series 2021-INV2, Class A2, 2.50%, 12/25/51 (144A)	348,109
215,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	150,880
275,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.524%, 7/25/52 (144A)	164,871
14,489(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	13,810
436,917(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	343,748
286,617(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.673%, 6/25/51 (144A)	208,636
195,306(c)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.324%, 3/25/52 (144A)	153,814
80,384(c)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	73,328
400,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	325,375
342,247(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B2, 2.951%, 3/25/51 (144A)	257,843
69,196(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	63,284
200,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	163,835
141,320(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.095% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	143,660
142,854(c)	OBX Trust, Series 2022-INV4, Class A2, 3.00%, 6/25/52 (144A)	120,996
332,830(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.479%, 4/25/51 (144A)	238,785
191,152(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.638%, 10/25/51 (144A)	146,004
197,944(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 6.795% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	197,871
370,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 6.595% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	365,660
338,895(c)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.707%, 12/25/51 (144A)	242,086
144,447(c)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.715%, 10/25/51 (144A)	106,166

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
382,947(c)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.564%, 6/25/51 (144A)	$ 282,595
326,432(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	256,325
338,112(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.008%, 9/25/51 (144A)	264,922
400,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	279,693
73,340(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	60,054
208,751(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	138,221
125,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 5/25/55 (144A)	117,758
5,860(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	5,717
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	99,266
380,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 9.045% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	390,654
330,380(a)	STACR Trust, Series 2018-HRP2, Class M3, 7.245% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	329,942
370,738(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	300,245
58,145(a)	Triangle Re, Ltd., Series 2020-1, Class M2, 10.445% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	58,516
170,586(c)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.24%, 1/25/52 (144A)	134,356
139,551(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	130,136
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	70,338
345,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	230,185
	Total Collateralized Mortgage Obligations (Cost $17,355,055)	$14,607,426

	Commercial Mortgage-Backed Securities—5.0% of Net Assets
150,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.409% (SOFR30A + 285 bps), 1/16/37 (144A)	$ 135,187
140,310(b)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
250,000(a)	Beast Mortgage Trust, Series 2021-1818, Class A, 5.734% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	220,378
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	236,259
200,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.29%, 9/15/48 (144A)	159,996
100,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.833%, 4/15/55	85,971
500,000(c)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	407,136
400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	341,479
450,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.579% (1 Month USD LIBOR + 190 bps), 10/15/36 (144A)	417,280
148,876(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 6.734% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	135,620
125,000(c)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.574%, 9/10/58	115,449
100,000(c)	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class AS, 4.179%, 3/10/51	92,064
235,242	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	220,927
1,399,151(c)	COMM Mortgage Trust, Series 2014-CR18, Class XA, 0.947%, 7/15/47	11,227
100,000(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	87,178
177,907	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	168,739
225,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.56% (SOFR30A + 400 bps), 11/25/51 (144A)	193,945
150,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.076%, 7/25/27 (144A)	139,259
109,268(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 7.119% (1 Month USD LIBOR + 245 bps), 10/25/28	104,240
100,000(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.383%, 2/25/52 (144A)	93,256
134,133(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.969% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	130,739
254,290(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.069% (1 Month USD LIBOR + 240 bps), 7/25/29 (144A)	243,735
121,824(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	118,302
666,384(c)	Government National Mortgage Association, Series 2017-21, Class IO, 0.633%, 10/16/58	23,033

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
250,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 6.784% (1 Month USD LIBOR + 210 bps), 10/15/36 (144A)	$ 228,572
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	298,607
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.144%, 8/15/49	151,406
200,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.756%, 1/5/31 (144A)	199,770
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	225,000
150,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	126,607
100,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.068%, 12/15/49 (144A)	66,978
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	237,208
1,600,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.147%, 6/15/51	9,325
225,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	204,391
348,963(a)	Med Trust, Series 2021-MDLN, Class E, 7.835% (1 Month USD LIBOR + 315 bps), 11/15/38 (144A)	327,324
60,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.129%, 3/15/48	44,883
250,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	221,075
85,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	51,000
225,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.795% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	208,851
550,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	397,252
325,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 7.759% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	310,127
	Total Commercial Mortgage-Backed Securities (Cost $8,283,081)	$7,189,775

	Corporate Bonds — 30.8% of Net Assets
	Aerospace & Defense — 0.7%
774,000	Boeing Co., 3.75%, 2/1/50	$ 585,782
480,000	Boeing Co., 3.90%, 5/1/49	362,205
125,000	Boeing Co., 5.805%, 5/1/50	125,833
	Total Aerospace & Defense	$1,073,820
	Airlines — 0.4%
203,944	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 179,599
42,975	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	37,711
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	81,984
140,272	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	118,483
53,017	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	48,592
70,180	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	67,846
50,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	45,225
	Total Airlines	$579,440
	Auto Manufacturers — 0.9%
125,000	Ford Motor Co., 6.10%, 8/19/32	$ 121,132
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	164,806
200,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	205,500
216,000	General Motors Co., 6.60%, 4/1/36	222,374
285,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	293,830
295,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	297,549
	Total Auto Manufacturers	$1,305,191

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — 10.3%
600,000(c)	ABN AMRO Bank NV, 2.47% (1 Year CMT Index + 110 bps), 12/13/29 (144A)	$ 504,420
200,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	153,341
535,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	523,563
318,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	304,088
200,000(c)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	174,560
600,000(c)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	467,103
375,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	306,492
663,000(c)	Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30	576,699
150,000(c)	Bank of New York Mellon Corp., 5.834% (SOFR + 207 bps), 10/25/33	160,181
590,000(c)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	520,065
440,000(c)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	431,043
255,000(c)	BNP Paribas SA, 2.159% (SOFR + 122 bps), 9/15/29 (144A)	212,584
390,000(c)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	292,181
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	192,596
200,000(c)	CaixaBank SA, 6.208% (SOFR + 270 bps), 1/18/29 (144A)	201,250
250,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	203,515
185,000(c)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	181,584
365,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	316,623
235,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	194,169
286,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	277,456
215,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	206,033
355,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	297,664
375,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	304,103
200,000(c)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	205,620
200,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	182,654
635,000(c)(e)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	419,716
560,000(c)	Intesa Sanpaolo S.p.A., 4.95% (1 Year CMT Index + 275 bps), 6/1/42 (144A)	371,215
305,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	252,874
90,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	87,149
200,000(c)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	191,467
310,000(c)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	342,898
205,000(c)(e)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	188,856
335,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	268,032
195,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	157,938
200,000(c)	Mizuho Financial Group, Inc., 5.669% (1 Year CMT Index + 240 bps), 9/13/33	202,944
305,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	287,523
60,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	59,665
235,000	National Australia Bank, Ltd., 6.429%, 1/12/33 (144A)	242,038
645,000(c)(e)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	500,797
115,000(c)	PNC Financial Services Group, Inc., 5.068% (SOFR + 193 bps), 1/24/34	113,449
210,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	181,563
200,000(c)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	133,450
200,000(c)(e)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	143,987
225,000(c)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	209,037
575,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	464,813
70,000(c)	State Street Corp., 4.421% (SOFR + 161 bps), 5/13/33	66,893
280,000	Toronto-Dominion Bank, 4.456%, 6/8/32	272,678
530,000(c)	Truist Financial Corp., 4.916% (SOFR + 224 bps), 7/28/33	493,884
415,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	332,530

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Banks — (continued)
700,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	$ 633,630
240,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	197,703
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD ICE Swap Rate + 491 bps), 4/2/34 (144A)	184,520
595,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	459,242
	Total Banks	$14,850,078
	Biotechnology — 0.2%
170,000	Amgen, Inc., 5.25%, 3/2/33	$ 174,658
74,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	66,929
	Total Biotechnology	$241,587
	Building Materials — 0.1%
150,000	Fortune Brands Innovations, Inc., 4.50%, 3/25/52	$ 114,530
	Total Building Materials	$114,530
	Chemicals — 0.8%
236,000	Albemarle Corp., 5.05%, 6/1/32	$ 230,514
329,000	Albemarle Corp., 5.65%, 6/1/52	316,199
207,000	Celanese US Holdings LLC, 6.379%, 7/15/32	209,834
390,000	OCI NV, 6.70%, 3/16/33 (144A)	389,032
	Total Chemicals	$1,145,579
	Commercial Services — 0.5%
123,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 118,204
115,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	87,256
220,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	197,483
180,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	168,300
200,000	Sotheby's, 7.375%, 10/15/27 (144A)	189,186
	Total Commercial Services	$760,429
	Diversified Financial Services — 2.4%
225,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 186,396
265,000	Air Lease Corp., 2.10%, 9/1/28	220,794
165,000	Air Lease Corp., 2.875%, 1/15/32	136,293
215,000	Air Lease Corp., 3.125%, 12/1/30	182,403
395,000	Ally Financial, Inc., 4.75%, 6/9/27	367,843
245,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	244,278
30,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	29,189
225,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	186,079
289,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	255,554
125,000(c)	Capital One Financial Corp., 5.247% (SOFR + 260 bps), 7/26/30	118,001
310,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	291,802
30,000(c)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	28,990
485,000	Nomura Holdings, Inc., 2.999%, 1/22/32	389,252
225,000	Nomura Holdings, Inc., 5.605%, 7/6/29	223,981
140,000	OneMain Finance Corp., 3.50%, 1/15/27	117,497
404,000	OneMain Finance Corp., 4.00%, 9/15/30	303,000
283,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	236,305
	Total Diversified Financial Services	$3,517,657
	Electric — 1.0%
210,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 168,000

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
70,000	Entergy Louisiana LLC, 4.75%, 9/15/52	$ 65,760
185,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	188,201
130,000	Niagara Mohawk Power Corp., 5.783%, 9/16/52 (144A)	135,077
290,000	NRG Energy, Inc., 2.45%, 12/2/27 (144A)	248,110
255,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	204,000
255,000	Puget Energy, Inc., 2.379%, 6/15/28	224,622
240,000	Puget Energy, Inc., 4.10%, 6/15/30	221,606
55,000	Puget Energy, Inc., 4.224%, 3/15/32	50,341
	Total Electric	$1,505,717
	Energy-Alternate Sources — 0.2%
262,087	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$ 182,705
36,410	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	35,053
	Total Energy-Alternate Sources	$217,758
	Entertainment — 0.2%
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 308,807
	Total Entertainment	$308,807
	Food — 0.7%
120,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29 (144A)	$ 102,222
57,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	44,643
255,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	243,525
90,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52 (144A)	85,428
235,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	192,949
220,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	166,276
200,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	159,578
21,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	19,617
	Total Food	$1,014,238
	Gas — 0.5%
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 101,065
380,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	391,769
164,049	Nakilat, Inc., 6.267%, 12/31/33 (144A)	171,431
	Total Gas	$664,265
	Hand & Machine Tools — 0.2%
125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 102,608
125,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	125,863
	Total Hand & Machine Tools	$228,471
	Healthcare-Products — 0.2%
77,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 76,645
348,000	Smith & Nephew Plc, 2.032%, 10/14/30	282,143
	Total Healthcare-Products	$358,788
	Healthcare-Services — 0.4%
140,000	Elevance Health, Inc., 4.55%, 5/15/52	$ 126,428
65,000	Elevance Health, Inc., 6.10%, 10/15/52	72,519
525,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	394,787
	Total Healthcare-Services	$593,734

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Insurance — 1.8%
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 166,326
470,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	408,101
100,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	91,769
340,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	266,266
645,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	750,284
155,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	156,254
475,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	375,453
355,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	282,998
86,000	Primerica, Inc., 2.80%, 11/19/31	72,199
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	29,132
	Total Insurance	$2,598,782
	Iron & Steel — 0.1%
71,000	Commercial Metals Co., 4.375%, 3/15/32	$ 61,076
11,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	11,313
	Total Iron & Steel	$72,389
	Lodging — 0.4%
55,000	Marriott International, Inc., 4.90%, 4/15/29	$ 54,518
520,000	Marriott International, Inc., 3.50%, 10/15/32	455,730
100,000	Marriott International, Inc., 4.625%, 6/15/30	97,086
	Total Lodging	$607,334
	Machinery-Construction & Mining — 0.1%
205,000	Weir Group Plc, 2.20%, 5/13/26 (144A)	$ 184,681
	Total Machinery-Construction & Mining	$184,681
	Media — 0.5%
40,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 32,202
275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	238,259
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	68,906
135,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	119,800
301,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	217,024
	Total Media	$676,191
	Mining — 0.4%
335,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 293,032
280,000	Rio Tinto Finance USA Plc, 5.125%, 3/9/53	288,356
	Total Mining	$581,388
	Miscellaneous Manufacturing — 0.3%
110,000	Eaton Corp., 4.70%, 8/23/52	$ 105,755
242,000	GE Capital Funding LLC, 4.55%, 5/15/32	237,200
141,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	126,013
	Total Miscellaneous Manufacturing	$468,968
	Multi-National — 0.1%
230,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 187,662
	Total Multi-National	$187,662
	Oil & Gas — 0.9%
640,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 541,305

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
450,000	Phillips 66 Co., 3.75%, 3/1/28 (144A)	$ 427,020
312,000	Valero Energy Corp., 6.625%, 6/15/37	341,236
	Total Oil & Gas	$1,309,561
	Pharmaceuticals — 0.3%
260,000	CVS Health Corp., 5.25%, 2/21/33	$ 265,287
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	181,142
	Total Pharmaceuticals	$446,429
	Pipelines — 2.2%
75,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 64,489
125,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	125,000
40,000	Energy Transfer LP, 4.15%, 9/15/29	37,368
479,000	Energy Transfer LP, 4.95%, 5/15/28	472,098
224,000	Energy Transfer LP, 5.35%, 5/15/45	198,033
140,000	Energy Transfer LP, 6.00%, 6/15/48	133,778
241,000(c)(e)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	202,681
280,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	223,154
134,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	109,367
545,000	Kinder Morgan, Inc., 5.45%, 8/1/52	506,043
340,000	MPLX LP, 4.25%, 12/1/27	329,228
230,000	MPLX LP, 4.95%, 3/14/52	199,911
230,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	195,188
89,000	Williams Cos., Inc., 7.75%, 6/15/31	99,426
250,000	Williams Cos., Inc., 7.50%, 1/15/31	278,398
	Total Pipelines	$3,174,162
	REITs — 1.4%
64,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	$ 51,927
164,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	142,270
255,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	220,965
31,000	Highwoods Realty LP, 2.60%, 2/1/31	20,844
41,000	Highwoods Realty LP, 4.125%, 3/15/28	36,319
285,000	LXP Industrial Trust, 2.375%, 10/1/31	219,485
165,000	LXP Industrial Trust, 2.70%, 9/15/30	133,920
500,000	Simon Property Group LP, 5.50%, 3/8/33	497,367
500,000	Sun Communities Operating LP, 5.70%, 1/15/33	500,328
180,000	UDR, Inc., 4.40%, 1/26/29	172,484
	Total REITs	$1,995,909
	Retail — 0.7%
55,000	AutoNation, Inc., 1.95%, 8/1/28	$ 45,524
55,000	AutoNation, Inc., 2.40%, 8/1/31	42,349
245,000	AutoNation, Inc., 3.85%, 3/1/32	208,647
125,000	AutoNation, Inc., 4.75%, 6/1/30	117,498
375,000	Dollar Tree, Inc., 2.65%, 12/1/31	314,168
295,000	Lowe's Cos., Inc., 3.75%, 4/1/32	272,388
	Total Retail	$1,000,574
	Semiconductors — 0.7%
35,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 26,917
475,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	359,963

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Semiconductors — (continued)
130,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	$ 118,454
100,000	Broadcom, Inc., 4.30%, 11/15/32	92,134
200,000	Micron Technology, Inc., 5.875%, 2/9/33	202,211
313,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	260,425
	Total Semiconductors	$1,060,104
	Software — 0.2%
423,000	Autodesk, Inc., 2.40%, 12/15/31	$ 351,823
	Total Software	$351,823
	Telecommunications — 0.7%
255,000	Altice France SA, 5.50%, 1/15/28 (144A)	$ 209,495
70,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	42,088
315,000	Motorola Solutions, Inc., 2.30%, 11/15/30	256,001
150,000	Motorola Solutions, Inc., 5.60%, 6/1/32	150,874
175,000	T-Mobile USA, Inc., 2.70%, 3/15/32	147,412
145,000	T-Mobile USA, Inc., 5.20%, 1/15/33	147,888
	Total Telecommunications	$953,758
	Trucking & Leasing — 0.3%
95,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 91,136
275,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	274,531
	Total Trucking & Leasing	$365,667
	Total Corporate Bonds (Cost $50,488,431)	$44,515,471

Shares
	Convertible Preferred Stock — 0.6% of Net Assets
	Banks — 0.6%
781(e)	Wells Fargo & Co., 7.50%	$ 918,651
	Total Banks	$918,651
	Total Convertible Preferred Stock (Cost $997,534)	$918,651

Principal Amount USD ($)
	Municipal Bonds — 0.0%† of Net Assets
	Virginia — 0.0%†
50,000(f)	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.00%, 5/15/32	$ 50,685
	Total Virginia	$50,685
	Total Municipal Bonds (Cost $52,530)	$50,685

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Face Amount USD ($)		Value
	Insurance-Linked Securities — 0.0%† of Net Assets
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(g)(h)+#	Lorenz Re 2019, 6/30/23	$ 280
	Total Reinsurance Sidecars	$280
	Total Insurance-Linked Securities (Cost $4,930)	$280

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 49.0% of Net Assets
460,266	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 377,642
93,877	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	77,024
94,907	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	77,869
463,590	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	380,366
185,326	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	152,056
278,336	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	228,368
94,575	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	77,596
96,931	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	80,260
945,700	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	816,350
262,325	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	226,321
283,270	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	244,297
478,590	Federal Home Loan Mortgage Corp., 2.500%, 8/1/52	412,683
15,653	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	15,049
15,640	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	14,441
80,579	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	74,399
27,951	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	25,807
66,689	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	61,322
21,699	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	19,910
17,925	Federal Home Loan Mortgage Corp., 3.500%, 7/1/29	17,481
21,450	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	20,486
87,139	Federal Home Loan Mortgage Corp., 3.500%, 6/1/45	82,602
74,409	Federal Home Loan Mortgage Corp., 3.500%, 10/1/45	70,442
87,428	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	83,653
115,849	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	109,529
157,156	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	148,582
8,805	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	8,321
109,724	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	102,569
90,499	Federal Home Loan Mortgage Corp., 4.000%, 11/1/41	90,184
60,160	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	58,941
16,941	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	16,515
305	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	296
12,708	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	12,238
12,288	Federal Home Loan Mortgage Corp., 4.000%, 2/1/51	11,815
34,958	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	33,472
1,673	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	1,711
1,830	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	1,871
3,783	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	3,849
9,329	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	9,494
96,808	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	99,170

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
97,693	Federal Home Loan Mortgage Corp., 5.000%, 10/1/52	$ 100,076
300,000	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	299,174
400,000	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	398,919
4,635	Federal Home Loan Mortgage Corp., 5.500%, 9/1/33	4,788
6,081	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	6,321
199,750	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	204,695
567	Federal Home Loan Mortgage Corp., 6.000%, 11/1/32	580
1,964	Federal Home Loan Mortgage Corp., 6.000%, 12/1/32	2,033
3,945	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	4,106
2,485	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	2,549
493	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	507
1,156	Federal Home Loan Mortgage Corp., 6.500%, 1/1/29	1,196
559	Federal Home Loan Mortgage Corp., 6.500%, 4/1/31	583
2,528	Federal Home Loan Mortgage Corp., 6.500%, 10/1/31	2,610
704	Federal Home Loan Mortgage Corp., 6.500%, 2/1/32	732
4,257	Federal Home Loan Mortgage Corp., 6.500%, 4/1/32	4,426
1,797	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	1,874
60,384	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	62,618
299,453	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	318,162
552	Federal Home Loan Mortgage Corp., 7.000%, 2/1/31	574
879	Federal Home Loan Mortgage Corp., 7.000%, 4/1/32	920
880	Federal Home Loan Mortgage Corp., 7.500%, 8/1/31	916
905,106	Federal National Mortgage Association, 1.500%, 11/1/41	742,627
553,670	Federal National Mortgage Association, 1.500%, 1/1/42	454,275
369,957	Federal National Mortgage Association, 1.500%, 1/1/42	303,542
471,197	Federal National Mortgage Association, 1.500%, 2/1/42	386,605
187,649	Federal National Mortgage Association, 1.500%, 3/1/42	153,960
613,027	Federal National Mortgage Association, 2.000%, 12/1/41	524,606
464,548	Federal National Mortgage Association, 2.000%, 4/1/42	397,592
600,017	Federal National Mortgage Association, 2.000%, 10/1/51	496,256
319,440	Federal National Mortgage Association, 2.000%, 11/1/51	267,061
284,563	Federal National Mortgage Association, 2.000%, 3/1/52	235,397
1,500,000	Federal National Mortgage Association, 2.000%, 4/15/53 (TBA)	1,239,978
9,548	Federal National Mortgage Association, 2.500%, 7/1/30	9,028
8,307	Federal National Mortgage Association, 2.500%, 7/1/30	7,855
15,399	Federal National Mortgage Association, 2.500%, 7/1/30	14,560
33,296	Federal National Mortgage Association, 2.500%, 2/1/43	29,206
7,168	Federal National Mortgage Association, 2.500%, 2/1/43	6,235
5,954	Federal National Mortgage Association, 2.500%, 3/1/43	5,223
6,060	Federal National Mortgage Association, 2.500%, 8/1/43	5,316
17,259	Federal National Mortgage Association, 2.500%, 4/1/45	15,139
20,520	Federal National Mortgage Association, 2.500%, 4/1/45	17,999
8,502	Federal National Mortgage Association, 2.500%, 4/1/45	7,458
15,109	Federal National Mortgage Association, 2.500%, 4/1/45	13,253
6,671	Federal National Mortgage Association, 2.500%, 4/1/45	5,851
8,953	Federal National Mortgage Association, 2.500%, 4/1/45	7,854
20,580	Federal National Mortgage Association, 2.500%, 4/1/45	18,052
18,511	Federal National Mortgage Association, 2.500%, 8/1/45	16,197
70,947	Federal National Mortgage Association, 2.500%, 9/1/50	62,247

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
77,545	Federal National Mortgage Association, 2.500%, 9/1/50	$ 67,911
859,542	Federal National Mortgage Association, 2.500%, 5/1/51	753,596
611,779	Federal National Mortgage Association, 2.500%, 10/1/51	527,939
275,875	Federal National Mortgage Association, 2.500%, 11/1/51	241,541
914,944	Federal National Mortgage Association, 2.500%, 12/1/51	794,410
925,153	Federal National Mortgage Association, 2.500%, 1/1/52	802,867
91,134	Federal National Mortgage Association, 2.500%, 2/1/52	79,667
1,903,400	Federal National Mortgage Association, 2.500%, 4/1/52	1,641,186
286,403	Federal National Mortgage Association, 2.500%, 4/1/52	246,991
1,837,230	Federal National Mortgage Association, 2.500%, 4/1/52	1,584,416
87,481	Federal National Mortgage Association, 2.500%, 5/1/52	75,441
490,689	Federal National Mortgage Association, 2.500%, 6/1/52	423,198
966,252	Federal National Mortgage Association, 2.500%, 7/1/52	833,154
384,450	Federal National Mortgage Association, 2.500%, 8/1/52	331,490
392,627	Federal National Mortgage Association, 2.500%, 10/1/52	338,541
5,991	Federal National Mortgage Association, 3.000%, 3/1/29	5,792
30,969	Federal National Mortgage Association, 3.000%, 10/1/30	29,667
42,451	Federal National Mortgage Association, 3.000%, 9/1/42	39,154
78,072	Federal National Mortgage Association, 3.000%, 11/1/42	72,005
13,976	Federal National Mortgage Association, 3.000%, 3/1/45	12,890
15,771	Federal National Mortgage Association, 3.000%, 4/1/45	14,538
86,644	Federal National Mortgage Association, 3.000%, 3/1/47	79,675
87,439	Federal National Mortgage Association, 3.000%, 4/1/47	80,282
447,487	Federal National Mortgage Association, 3.000%, 1/1/52	405,754
600,085	Federal National Mortgage Association, 3.000%, 3/1/52	545,684
2,300,000	Federal National Mortgage Association, 3.000%, 4/1/53 (TBA)	2,063,697
229,628	Federal National Mortgage Association, 3.000%, 2/1/57	204,058
5,432	Federal National Mortgage Association, 3.500%, 10/1/41	5,182
58,025	Federal National Mortgage Association, 3.500%, 6/1/42	55,358
21,648	Federal National Mortgage Association, 3.500%, 8/1/42	20,653
114,899	Federal National Mortgage Association, 3.500%, 2/1/45	109,278
27,278	Federal National Mortgage Association, 3.500%, 9/1/45	25,771
17,003	Federal National Mortgage Association, 3.500%, 9/1/45	16,104
1,579	Federal National Mortgage Association, 3.500%, 11/1/45	1,502
31,089	Federal National Mortgage Association, 3.500%, 5/1/46	29,362
94,573	Federal National Mortgage Association, 3.500%, 1/1/47	89,316
26,503	Federal National Mortgage Association, 3.500%, 8/1/51	24,655
92,415	Federal National Mortgage Association, 3.500%, 2/1/52	86,869
183,286	Federal National Mortgage Association, 3.500%, 3/1/52	171,989
467,407	Federal National Mortgage Association, 3.500%, 3/1/52	434,826
29,532	Federal National Mortgage Association, 3.500%, 4/1/52	27,454
99,495	Federal National Mortgage Association, 3.500%, 4/1/52	92,460
276,586	Federal National Mortgage Association, 3.500%, 5/1/52	258,548
129,587	Federal National Mortgage Association, 3.500%, 8/1/58	121,534
200,000	Federal National Mortgage Association, 4.000%, 4/1/24 (TBA)	196,828
97,692	Federal National Mortgage Association, 4.000%, 10/1/40	96,956
11,793	Federal National Mortgage Association, 4.000%, 12/1/40	11,696
1,845	Federal National Mortgage Association, 4.000%, 11/1/41	1,806
65,139	Federal National Mortgage Association, 4.000%, 1/1/42	63,751

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
19,853	Federal National Mortgage Association, 4.000%, 1/1/42	$ 19,430
20,913	Federal National Mortgage Association, 4.000%, 4/1/42	20,467
58,599	Federal National Mortgage Association, 4.000%, 7/1/42	57,350
75	Federal National Mortgage Association, 4.000%, 7/1/46	73
28	Federal National Mortgage Association, 4.000%, 7/1/47	27
11,551	Federal National Mortgage Association, 4.000%, 7/1/50	11,094
60,790	Federal National Mortgage Association, 4.000%, 11/1/50	58,436
28,741	Federal National Mortgage Association, 4.000%, 12/1/50	27,580
12,996	Federal National Mortgage Association, 4.000%, 1/1/51	12,459
18,765	Federal National Mortgage Association, 4.000%, 2/1/51	18,008
21,767	Federal National Mortgage Association, 4.000%, 4/1/51	20,889
47,642	Federal National Mortgage Association, 4.000%, 6/1/51	45,647
10,555	Federal National Mortgage Association, 4.000%, 7/1/51	10,190
53,079	Federal National Mortgage Association, 4.000%, 7/1/51	50,898
125,988	Federal National Mortgage Association, 4.000%, 7/1/51	120,705
300,000	Federal National Mortgage Association, 4.500%, 4/25/24 (TBA)	299,086
11,972	Federal National Mortgage Association, 4.500%, 11/1/40	12,009
2,045	Federal National Mortgage Association, 4.500%, 4/1/41	2,056
103,147	Federal National Mortgage Association, 4.500%, 5/1/41	103,466
96,193	Federal National Mortgage Association, 4.500%, 5/1/41	96,740
38,023	Federal National Mortgage Association, 4.500%, 5/1/41	38,240
183,805	Federal National Mortgage Association, 4.500%, 9/1/43	184,848
104,454	Federal National Mortgage Association, 4.500%, 1/1/44	105,047
82,793	Federal National Mortgage Association, 4.500%, 3/1/44	83,337
204,833	Federal National Mortgage Association, 4.500%, 6/1/44	205,997
878,386	Federal National Mortgage Association, 4.500%, 7/1/44	882,290
62,572	Federal National Mortgage Association, 4.500%, 8/1/47	62,766
25,754	Federal National Mortgage Association, 5.000%, 5/1/31	26,189
400,000	Federal National Mortgage Association, 5.000%, 4/1/38 (TBA)	402,694
2,473	Federal National Mortgage Association, 5.000%, 6/1/40	2,525
1,338	Federal National Mortgage Association, 5.000%, 7/1/40	1,364
199,857	Federal National Mortgage Association, 5.000%, 10/1/50	201,806
294,657	Federal National Mortgage Association, 5.000%, 8/1/52	294,527
802,662	Federal National Mortgage Association, 5.000%, 8/1/52	800,719
500,000	Federal National Mortgage Association, 5.000%, 4/1/53 (TBA)	498,672
2,562	Federal National Mortgage Association, 5.500%, 9/1/33	2,616
3,149	Federal National Mortgage Association, 5.500%, 12/1/34	3,201
9,902	Federal National Mortgage Association, 5.500%, 10/1/35	10,176
199,612	Federal National Mortgage Association, 5.500%, 4/1/50	204,554
299,888	Federal National Mortgage Association, 5.500%, 4/1/50	307,312
99,696	Federal National Mortgage Association, 5.500%, 1/1/53	101,632
100,000	Federal National Mortgage Association, 5.500%, 2/1/53	101,943
2,500,000	Federal National Mortgage Association, 5.500%, 4/1/53 (TBA)	2,525,244
1,718	Federal National Mortgage Association, 6.000%, 9/1/29	1,785
485	Federal National Mortgage Association, 6.000%, 10/1/32	495
1,986	Federal National Mortgage Association, 6.000%, 11/1/32	2,027
5,404	Federal National Mortgage Association, 6.000%, 11/1/32	5,516
6,614	Federal National Mortgage Association, 6.000%, 4/1/33	6,773
2,353	Federal National Mortgage Association, 6.000%, 5/1/33	2,402

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,460	Federal National Mortgage Association, 6.000%, 6/1/33	$ 3,532
7,700	Federal National Mortgage Association, 6.000%, 7/1/34	7,892
1,433	Federal National Mortgage Association, 6.000%, 9/1/34	1,470
412	Federal National Mortgage Association, 6.000%, 7/1/38	421
108,931	Federal National Mortgage Association, 6.000%, 1/1/53	113,517
29,911	Federal National Mortgage Association, 6.000%, 1/1/53	30,914
99,662	Federal National Mortgage Association, 6.000%, 1/1/53	102,780
3,300,000	Federal National Mortgage Association, 6.000%, 4/15/53 (TBA)	3,368,192
498	Federal National Mortgage Association, 6.500%, 4/1/29	514
893	Federal National Mortgage Association, 6.500%, 1/1/32	921
652	Federal National Mortgage Association, 6.500%, 2/1/32	690
1,336	Federal National Mortgage Association, 6.500%, 3/1/32	1,378
2,266	Federal National Mortgage Association, 6.500%, 4/1/32	2,337
1,292	Federal National Mortgage Association, 6.500%, 8/1/32	1,340
809	Federal National Mortgage Association, 6.500%, 8/1/32	834
12,309	Federal National Mortgage Association, 6.500%, 7/1/34	12,726
199,623	Federal National Mortgage Association, 6.500%, 3/1/53	208,569
438	Federal National Mortgage Association, 7.000%, 11/1/29	439
120	Federal National Mortgage Association, 7.000%, 9/1/30	120
301	Federal National Mortgage Association, 7.000%, 7/1/31	302
1,106	Federal National Mortgage Association, 7.000%, 1/1/32	1,157
250	Federal National Mortgage Association, 7.500%, 2/1/31	264
1,793	Federal National Mortgage Association, 8.000%, 10/1/30	1,889
900,000	Government National Mortgage Association, 2.500%, 4/20/53 (TBA)	792,000
1,100,000	Government National Mortgage Association, 3.000%, 4/20/53 (TBA)	1,001,939
400,000	Government National Mortgage Association, 3.500%, 4/15/53 (TBA)	374,984
100,000	Government National Mortgage Association, 4.000%, 4/15/53 (TBA)	96,274
200,000	Government National Mortgage Association, 4.500%, 4/15/53 (TBA)	196,990
600,000	Government National Mortgage Association, 5.000%, 4/15/53 (TBA)	600,750
400,000	Government National Mortgage Association, 5.500%, 4/15/53 (TBA)	404,523
600,000	Government National Mortgage Association, 6.000%, 4/15/53 (TBA)	611,180
88,391	Government National Mortgage Association I, 3.500%, 11/15/41	85,909
32,614	Government National Mortgage Association I, 3.500%, 8/15/42	31,694
11,382	Government National Mortgage Association I, 3.500%, 10/15/42	11,061
34,260	Government National Mortgage Association I, 3.500%, 1/15/45	33,293
24,814	Government National Mortgage Association I, 3.500%, 8/15/46	23,934
25,664	Government National Mortgage Association I, 4.000%, 1/15/25	25,332
49,804	Government National Mortgage Association I, 4.000%, 8/15/43	48,202
61,017	Government National Mortgage Association I, 4.000%, 3/15/44	59,096
11,829	Government National Mortgage Association I, 4.000%, 9/15/44	11,390
26,487	Government National Mortgage Association I, 4.000%, 4/15/45	25,504
38,160	Government National Mortgage Association I, 4.000%, 6/15/45	36,953
4,005	Government National Mortgage Association I, 4.000%, 7/15/45	3,889
6,597	Government National Mortgage Association I, 4.000%, 8/15/45	6,352
24,812	Government National Mortgage Association I, 4.500%, 5/15/39	25,034
835	Government National Mortgage Association I, 4.500%, 8/15/41	835
3,820	Government National Mortgage Association I, 5.500%, 3/15/33	3,897
4,839	Government National Mortgage Association I, 5.500%, 7/15/33	4,980
12,781	Government National Mortgage Association I, 5.500%, 8/15/33	13,176

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,166	Government National Mortgage Association I, 5.500%, 10/15/34	$ 7,329
3,164	Government National Mortgage Association I, 6.000%, 4/15/28	3,286
2,796	Government National Mortgage Association I, 6.000%, 2/15/29	2,850
4,519	Government National Mortgage Association I, 6.000%, 9/15/32	4,636
1,131	Government National Mortgage Association I, 6.000%, 10/15/32	1,152
10,530	Government National Mortgage Association I, 6.000%, 11/15/32	10,740
4,550	Government National Mortgage Association I, 6.000%, 11/15/32	4,658
2,999	Government National Mortgage Association I, 6.000%, 1/15/33	3,158
8,173	Government National Mortgage Association I, 6.000%, 12/15/33	8,348
3,792	Government National Mortgage Association I, 6.000%, 8/15/34	3,972
7,084	Government National Mortgage Association I, 6.000%, 8/15/34	7,216
387	Government National Mortgage Association I, 6.500%, 3/15/26	398
1,470	Government National Mortgage Association I, 6.500%, 6/15/28	1,512
42	Government National Mortgage Association I, 6.500%, 2/15/29	43
4,424	Government National Mortgage Association I, 6.500%, 5/15/29	4,552
1,583	Government National Mortgage Association I, 6.500%, 5/15/29	1,629
7,291	Government National Mortgage Association I, 6.500%, 7/15/31	7,503
2,436	Government National Mortgage Association I, 6.500%, 9/15/31	2,508
4,604	Government National Mortgage Association I, 6.500%, 10/15/31	4,738
1,886	Government National Mortgage Association I, 6.500%, 12/15/31	1,941
944	Government National Mortgage Association I, 6.500%, 12/15/31	972
529	Government National Mortgage Association I, 6.500%, 4/15/32	545
276	Government National Mortgage Association I, 6.500%, 4/15/32	285
515	Government National Mortgage Association I, 6.500%, 6/15/32	530
1,066	Government National Mortgage Association I, 6.500%, 6/15/32	1,097
2,682	Government National Mortgage Association I, 6.500%, 7/15/32	2,760
8,086	Government National Mortgage Association I, 6.500%, 12/15/32	8,338
7,660	Government National Mortgage Association I, 7.000%, 7/15/26	7,691
629	Government National Mortgage Association I, 7.000%, 9/15/27	632
8,389	Government National Mortgage Association I, 7.000%, 2/15/28	8,458
1,925	Government National Mortgage Association I, 7.000%, 11/15/28	1,945
1,482	Government National Mortgage Association I, 7.000%, 1/15/29	1,518
1,119	Government National Mortgage Association I, 7.000%, 6/15/29	1,125
274	Government National Mortgage Association I, 7.000%, 7/15/29	276
981	Government National Mortgage Association I, 7.000%, 7/15/29	992
483	Government National Mortgage Association I, 7.000%, 12/15/30	488
1,221	Government National Mortgage Association I, 7.000%, 2/15/31	1,232
1,224	Government National Mortgage Association I, 7.000%, 8/15/31	1,283
1,255	Government National Mortgage Association I, 7.500%, 10/15/29	1,257
2,638	Government National Mortgage Association II, 3.500%, 3/20/45	2,421
4,055	Government National Mortgage Association II, 3.500%, 4/20/45	3,858
13,361	Government National Mortgage Association II, 3.500%, 4/20/45	12,713
7,574	Government National Mortgage Association II, 3.500%, 4/20/45	7,205
34,050	Government National Mortgage Association II, 3.500%, 1/20/46	32,436
16,043	Government National Mortgage Association II, 3.500%, 3/20/46	15,265
63,548	Government National Mortgage Association II, 3.500%, 11/20/46	60,501
688,603	Government National Mortgage Association II, 3.500%, 9/20/52	645,446
8,459	Government National Mortgage Association II, 4.000%, 8/20/39	8,352
10,356	Government National Mortgage Association II, 4.000%, 7/20/42	10,225

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
127,608	Government National Mortgage Association II, 4.000%, 7/20/44	$ 125,997
12,681	Government National Mortgage Association II, 4.000%, 9/20/44	12,523
13,547	Government National Mortgage Association II, 4.000%, 3/20/46	13,251
40,106	Government National Mortgage Association II, 4.000%, 10/20/46	39,221
31,669	Government National Mortgage Association II, 4.000%, 2/20/48	30,642
42,326	Government National Mortgage Association II, 4.000%, 4/20/48	40,955
391,076	Government National Mortgage Association II, 4.000%, 9/20/52	376,454
3,828	Government National Mortgage Association II, 4.500%, 9/20/41	3,876
21,766	Government National Mortgage Association II, 4.500%, 5/20/43	22,042
67,635	Government National Mortgage Association II, 4.500%, 1/20/44	68,365
44,862	Government National Mortgage Association II, 4.500%, 9/20/44	45,311
17,354	Government National Mortgage Association II, 4.500%, 10/20/44	17,541
34,159	Government National Mortgage Association II, 4.500%, 11/20/44	34,528
89,053	Government National Mortgage Association II, 4.500%, 2/20/48	88,989
589,106	Government National Mortgage Association II, 4.500%, 9/20/52	580,382
4,775	Government National Mortgage Association II, 6.000%, 11/20/33	5,010
825	Government National Mortgage Association II, 6.500%, 8/20/28	848
1,372	Government National Mortgage Association II, 6.500%, 12/20/28	1,411
883	Government National Mortgage Association II, 6.500%, 9/20/31	931
718	Government National Mortgage Association II, 7.000%, 5/20/26	724
2,442	Government National Mortgage Association II, 7.000%, 2/20/29	2,510
446	Government National Mortgage Association II, 7.000%, 1/20/31	469
183	Government National Mortgage Association II, 7.500%, 8/20/27	187
41	Government National Mortgage Association II, 8.000%, 8/20/25	41
4,400,000(i)	U.S. Treasury Bills, 4/4/23	4,399,438
9,500,000(i)	U.S. Treasury Bills, 5/16/23	9,448,413
10,000,000	U.S. Treasury Bonds, 2.250%, 2/15/52	7,457,031
3,450,000	U.S. Treasury Bonds, 3.000%, 2/15/48	3,009,316
2,267,910	U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	2,223,615
	Total U.S. Government and Agency Obligations (Cost $71,684,063)	$70,860,866

Shares
	SHORT TERM INVESTMENTS — 2.8% of Net Assets
	Open-End Fund — 2.8%
3,973,706(j)	Dreyfus Government Cash Management, Institutional Shares, 4.71%	$ 3,973,706
		$3,973,706
	TOTAL SHORT TERM INVESTMENTS (Cost $3,973,706)	$3,973,706
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.8% (Cost $163,114,015)	$151,600,170

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	Affiliated Issuer — 1.9%
	Closed-End Fund — 1.9% of Net Assets
336,850(k)	Pioneer ILS Interval Fund	$—	$—	$84,212	$ 2,816,066
	Total Closed-End Fund (Cost $3,388,570)				$2,816,066

	Total Investments in Affiliated Issuer — 1.9% (Cost $3,388,570)				$2,816,066
	OTHER ASSETS AND LIABILITIES — (6.7)%				$(9,743,384)
	net assets — 100.0%				$144,672,852

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2023, the value of these securities amounted to $45,114,141, or 31.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2023.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2023.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2023.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Consists of Revenue Bonds unless otherwise indicated.
(g)	Non-income producing security.
(h)	Issued as preference shares.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2023.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by the Adviser.
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 4,930	$ 280
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
44	U.S. 2 Year Note (CBT)	6/30/23	$8,990,373	$9,083,938	$93,565
201	U.S. 5 Year Note (CBT)	6/30/23	21,573,234	22,011,070	437,836
34	U.S. Long Bond (CBT)	6/21/23	4,282,455	4,459,313	176,858
10	U.S. Ultra Bond (CBT)	6/21/23	1,422,226	1,411,250	(10,976)
			$36,268,288	$36,965,571	$697,283
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
88	U.S. 10 Year Note (CBT)	6/21/23	$(9,851,734)	$(10,113,125)	$(261,391)
17	U.S. 10 Year Ultra Note (CBT)	6/21/23	(1,984,849)	(2,059,391)	(74,542)
			$(11,836,583)	$(12,172,516)	$(335,933)
TOTAL FUTURES CONTRACTS			$24,431,705	$24,793,055	$361,350
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized (Depreciation)	Market Value
5,646,942	Markit CDX North America High Yield Index Series 39	Pay	5.00%	12/20/27	$448,532	$(519,735)	$(71,203)
6,273,058	Markit CDX North America High Yield Index Series 40	Pay	5.00%	6/20/28	(87,509)	(17,145)	(104,654)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$361,023	$(536,880)	$(175,857)
TOTAL SWAP CONTRACTS					$361,023	$(536,880)	$(175,857)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$862,488	$—	$862,488
Asset Backed Securities	—	8,620,822	—	8,620,822
Collateralized Mortgage Obligations	—	14,607,426	—	14,607,426
Commercial Mortgage-Backed Securities	—	7,189,775	—	7,189,775
Corporate Bonds	—	44,515,471	—	44,515,471
Convertible Preferred Stock	918,651	—	—	918,651
Municipal Bonds	—	50,685	—	50,685
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – Worldwide	—	—	280	280
U.S. Government and Agency Obligations	—	70,860,866	—	70,860,866
Open-End Fund	3,973,706	—	—	3,973,706
Affiliated Closed-End Fund	2,816,066	—	—	2,816,066
Total Investments in Securities	$7,708,423	$146,707,533	$280	$154,416,236

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized appreciation on futures contracts	$361,350	$—	$—	$361,350
Swap contracts, at value	—	(175,857)	—	(175,857)
Total Other Financial Instruments	$361,350	$(175,857)	$—	$185,493
During the period ended March 31, 2023, there were no significant transfers in or out of Level 3.